Derivative Instruments - Gains (Losses) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	$ (10,244)	$ (9,519)	$ (19,488)	$ (19,045)
Unrealized gains (losses) on derivative instruments	(6,091)	20,185	(4,368)	21,426
Gain (loss) on derivative instruments, net	(16,335)	10,666	(23,856)	2,381
Interest rate swap agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(10,020)	(9,496)	(19,264)	(19,022)
Unrealized gains (losses) on derivative instruments	(5,391)	19,885	(1,368)	18,626
Gain (loss) on derivative instruments, net	(15,411)	10,389	(20,632)	(396)
Toledo Spirit time-charter derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses) on derivative instruments	(224)	(23)	(224)	(23)
Unrealized gains (losses) on derivative instruments	(700)	300	(3,000)	2,800
Gain (loss) on derivative instruments, net	$ (924)	$ 277	$ (3,224)	$ 2,777